Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing information about the relationship between executive compensation actually paid to our principal executive officer (“PEO”) and the other named executive officers (“NEOs”), as calculated in accordance with Item 402(v) of Regulation S-K, and certain financial performance measures.

Pay Versus Performance Table

Year	Summary	Compensation	Average Summary	Average	Value of	Net
	Compensation	Actually Paid	Compensation	Compensation	Initial Fixed $100	Income
	Table Total for	to PEO	Table Total for	Actually Paid to	Investment Based on
	PEO		Non-PEO NEOs	Non-PEO NEOs	Total Shareholder
					Return
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025 (1)	$ 398,267	$ 394,040	$ 306,400	$ 306,622	$2.14	$ (18,490,487)
2024 (2)	$ 439,799	$ 429,151	$ 330,875	$ 325,735	$1.45	$ (149,192,660)
2023 (3)	$ 496,657	$ 440,248	$ 371,071	$ 336,874	$7.00	$ (27,557,901)

(1)2025 PEO = D. Frank / 2025 Non-PEO = A. Olsen

(2)2024 PEO = S. Wulf & D. Melbourne / 2024 Non-PEO = D. Frank & A. Olsen

(3)2023 PEO = S. Wulf / 2023 Non-PEO = D. Frank & D. Melbourne

Named Executive Officers, Footnote	2025 PEO = D. Frank / 2025 Non-PEO = A. Olsen (2)2024 PEO = S. Wulf & D. Melbourne / 2024 Non-PEO = D. Frank & A. Olsen (3)2023 PEO = S. Wulf / 2023 Non-PEO = D. Frank & D. Melbourne
PEO Total Compensation Amount	$ 398,267	$ 439,799	$ 496,657
PEO Actually Paid Compensation Amount	$ 394,040	429,151	440,248
Adjustment To PEO Compensation, Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments made to derive compensation actually paid to our PEO and non-PEO NEOs are contained in the following table:

	PEO			Non-PEO NEOs
	2025	2024	2023	2025	2024	2023
Total Compensation	$ 398,267	$ 439,799	$ 496,657	$ 306,400	$ 330,875	$ 371,071
Equity Adjustments
Less FV of CY RS	-	-	(48,000)	-	-	(28,880)
Less FV of CY Options	-	-	(29,262)	-	-	(17,605)
Add YE FV of unvested RS	-	-	6,980	-	-	4,199
Add YE FV of unvested Options	-	-	7,037	-	-	4,235
Change in FV of PY unvested RS	-	(2,717)	(8,726)	-	(1,639)	(5,177)
Change in FV of PY unvested Options	(4,698)	(2,971)	(6,060)	-	(2,251)	(3,880)
Add CY Vested RS	-	-	16,004	-	-	9,629
Add CY Vested Options	-	-	10,219	-	-	6,143
Add PY Vested RS	221	(6,764)	(10,640)	222	(2,640)	(6,420)
Add PY Vested Options	250	1,805	6,040	-	1,391	3,559
Actual Compensation	$ 394,040	$ 429,151	$ 440,248	$ 306,622	$ 325,735	$336,874

Non-PEO NEO Average Total Compensation Amount	$ 306,400	330,875	371,071
Non-PEO NEO Average Compensation Actually Paid Amount	$ 306,622	325,735	336,874
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments made to derive compensation actually paid to our PEO and non-PEO NEOs are contained in the following table:

	PEO			Non-PEO NEOs
	2025	2024	2023	2025	2024	2023
Total Compensation	$ 398,267	$ 439,799	$ 496,657	$ 306,400	$ 330,875	$ 371,071
Equity Adjustments
Less FV of CY RS	-	-	(48,000)	-	-	(28,880)
Less FV of CY Options	-	-	(29,262)	-	-	(17,605)
Add YE FV of unvested RS	-	-	6,980	-	-	4,199
Add YE FV of unvested Options	-	-	7,037	-	-	4,235
Change in FV of PY unvested RS	-	(2,717)	(8,726)	-	(1,639)	(5,177)
Change in FV of PY unvested Options	(4,698)	(2,971)	(6,060)	-	(2,251)	(3,880)
Add CY Vested RS	-	-	16,004	-	-	9,629
Add CY Vested Options	-	-	10,219	-	-	6,143
Add PY Vested RS	221	(6,764)	(10,640)	222	(2,640)	(6,420)
Add PY Vested Options	250	1,805	6,040	-	1,391	3,559
Actual Compensation	$ 394,040	$ 429,151	$ 440,248	$ 306,622	$ 325,735	$336,874

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 2.14	1.45	7.00
Net income	$ (18,490,487)	$ (149,192,660)	$ (27,557,901)
PEO Name	D. Frank	S. Wulf & D. Melbourne	S. Wulf
PEO | Fair Value of Current Year Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (48,000)
PEO | Fair Value of Current Year Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(29,262)
PEO | Year End Fair Value of Unvested Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,980
PEO | Year End Fair Value of Unvested Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,037
PEO | Change in Fair Value of Prior Year Unvested Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (2,717)	(8,726)
PEO | Change in Fair Value of Prior Year Unvested Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,698)	(2,971)	(6,060)
PEO | Current Year Vested Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			16,004
PEO | Current Year Vested Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,219
PEO | Prior Year Vested Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	221	(6,764)	(10,640)
PEO | Prior Year Vested Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	250	1,805	6,040
Non-PEO NEO | Fair Value of Current Year Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(28,880)
Non-PEO NEO | Fair Value of Current Year Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(17,605)
Non-PEO NEO | Year End Fair Value of Unvested Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,199
Non-PEO NEO | Year End Fair Value of Unvested Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,235
Non-PEO NEO | Change in Fair Value of Prior Year Unvested Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,639)	(5,177)
Non-PEO NEO | Change in Fair Value of Prior Year Unvested Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,251)	(3,880)
Non-PEO NEO | Current Year Vested Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,629
Non-PEO NEO | Current Year Vested Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,143
Non-PEO NEO | Prior Year Vested Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 222	(2,640)	(6,420)
Non-PEO NEO | Prior Year Vested Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 1,391	$ 3,559